Securities Sold Under Agreements To Repurchase - Summary of Securities Pledged as Collateral Under Repurchase Agreements (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Offsetting Liabilities [Line Items]
Gross amount of recognized liabilities for repurchase agreements	$ 25,040	$ 21,613
Gross amount of recognized liabilities for repurchase agreements	25,040	21,613
Amounts related to agreements not included in offsetting disclosures above	0	0
U.S.Treasury Securities [Member]
Offsetting Liabilities [Line Items]
Gross amount of recognized liabilities for repurchase agreements	894	876
Gross amount of recognized liabilities for repurchase agreements	894	876
Obligations of U.S. Government Agencies [Member]
Offsetting Liabilities [Line Items]
Gross amount of recognized liabilities for repurchase agreements	24,146	20,737
Gross amount of recognized liabilities for repurchase agreements	$ 24,146	$ 20,737